Share-based payments - Virtual shares program I - (Expense) / benefit recognized in the statement of operations and other comprehensive income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Virtual shares program I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Selling and distribution expenses	€ (213)
Research and development expenses	(1,840)		€ 4,229
General and administrative expenses	(3,135)	€ (6,074)	21
Total	(5,188)	(6,074)	€ 4,250
Options granted to Dan Menichella
Disclosure of terms and conditions of share-based payment arrangement [line items]
Selling and distribution expenses	(296)	(743)
Research and development expenses	(1,421)	(258)
General and administrative expenses	€ (47)	€ (79)